SHAREHOLDER'S EQUITY - Additional Information (Detail)	2 Months Ended	6 Months Ended
	Dec. 31, 2019 Vote $ / shares shares	Jun. 30, 2020 Vote $ / shares shares
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Ordinary shares subject to possible redemption (in shares)		79,513,276
Common Shares Outstanding Percentage	20.00%	20.00%
Common Class A
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Voting rights of common stock per share | Vote	1	1
Common Stock, Shares, Issued	0	3,286,724
Common Stock, Shares, Outstanding	0	3,286,724
Ordinary shares subject to possible redemption (in shares)	0	79,513,276
Common Class B
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Voting rights of common stock per share | Vote	1	1
Common Stock, Shares, Issued	1	20,700,000
Common Stock, Shares, Outstanding	1	20,700,000